Other Real Estate Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Other real estate securities, available-for-sale, at fair value	$ 0	$ 0	$ 18,991
Other real estate securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		18,528
Gross Unrealized Gains		463
Gross Unrealized Losses		0
Fair Value		$ 18,991